RIGHT OF USE ASSETS - Disclosure of quantitative information about right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	$ 1,862
Balance, end of year	980	$ 1,862
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	4,257	4,224
Additions	79	33
Balance, end of year	4,336	4,257
Depreciation and impairment losses [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	2,395	1,164
Amortization for the year	961	1,081
Impairment loss		150
Balance, end of year	3,356	2,395
Office [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	1,805
Balance, end of year	939	1,805
Office [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	4,171	4,138
Additions	79	33
Balance, end of year	4,250	4,171
Office [Member] | Depreciation and impairment losses [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	2,366	1,151
Amortization for the year	945	1,065
Impairment loss		150
Balance, end of year	3,311	2,366
Office Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	57
Balance, end of year	41	57
Office Equipment [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	86	86
Additions	0	0
Balance, end of year	86	86
Office Equipment [Member] | Depreciation and impairment losses [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	29	13
Amortization for the year	16	16
Impairment loss		0
Balance, end of year	$ 45	$ 29